Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Millions	Total ABB stockholders' equity	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss	Treasury stock	Non-controlling interests	Total
Balance at Dec. 31, 2015	$ 14,481	$ 1,440	$ 4	$ 20,476	$ (4,858)	$ (2,581)	$ 507	$ 14,988
Comprehensive income:
Net income	1,899			1,899			135	2,034
Foreign currency translation adjustments, net of tax	(457)				(457)		(17)	(474)
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	118				118			118
Change in derivatives qualifying as cash flow hedges, net of tax	10				10			10
Total comprehensive income	1,570						118	1,688
Changes in noncontrolling interests							(1)	(1)
Dividends to noncontrolling shareholders							(122)	(122)
Share-based payment arrangements	54		54					54
Reduction in nominal value of common shares paid to shareholders	(1,626)		15	(402)				(1,626)
Reduction in nominal value of common shares paid to shareholders (in shares)		(1,239)
Cancellation of treasury shares		(9)	(31)	(2,007)		2,047
Purchase of treasury stock	(1,280)					(1,280)		(1,280)
Delivery of shares	192		(22)	(41)		255		192
Call options	4		4					4
Balance at Dec. 31, 2016	13,395	192	24	19,925	(5,187)	(1,559)	502	13,897
Comprehensive income:
Net income	2,213			2,213			152	2,365
Foreign currency translation adjustments, net of tax	899				899		25	924
Effect of change in fair value of available-for-sale securities, net of tax	1				1			1
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	(71)				(71)			(71)
Change in derivatives qualifying as cash flow hedges, net of tax	13				13			13
Total comprehensive income	3,055						177	3,232
Changes in noncontrolling interests	17		17				(14)	3
Dividends to noncontrolling shareholders							(134)	(134)
Dividends paid to shareholders	(1,622)			(1,622)				(1,622)
Share-based payment arrangements	58		58					58
Cancellation of treasury shares		(4)	(27)	(922)		953
Purchase of treasury stock	(251)					(251)		(251)
Delivery of shares	163		(46)			209		163
Call options	4		4					4
Balance at Dec. 31, 2017	14,819	188	29	19,594	(4,345)	(647)	530	15,349
Comprehensive income:
Net income	2,173			2,173			125	2,298
Foreign currency translation adjustments, net of tax	(631)				(631)		(15)	(646)
Effect of change in fair value of available-for-sale securities, net of tax	(3)				(3)			(3)
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	(295)				(295)			(295)
Change in derivatives qualifying as cash flow hedges, net of tax	(28)				(28)			(28)
Total comprehensive income	1,216						110	1,326
Changes in noncontrolling interests	(4)		(4)				(19)	(23)
Noncontrolling interests recognized in connection with business combination							107	107
Dividends to noncontrolling shareholders							(146)	(146)
Dividends paid to shareholders	(1,736)			(1,736)				(1,736)
Share-based payment arrangements	60		60					60
Purchase of treasury stock	(249)					(249)		(249)
Delivery of shares	42		(35)			77		42
Call options	5		5					5
Balance at Dec. 31, 2018	13,952	$ 188	$ 56	19,839	(5,311)	$ (820)	$ 582	14,534
Comprehensive income:
Cumulative effect of changes in accounting principles | Accounting Standards Update 2014-09	$ (201)			$ (192)	$ (9)			$ (201)